Inventories - Summary of Inventories - Parenthetical (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventories [abstract]
Inventories recognized as cost of sales	$ 569,575,553	$ 678,994,139	$ 765,038,494